Notes Payable and Convertible Notes Payable - Schedule of Common Stock Value of the Debt Converted (Details)	Dec. 31, 2023 USD ($)
Notes Payable and Convertible Notes Payable - Schedule of Common Stock Value of the Debt Converted (Details) [Line Items]
Fair value of common stock on conversion date	$ 445,714
Fair value of debt subject to inducement	342,857
Inducement expense	102,857
Second Inducement [Member]
Notes Payable and Convertible Notes Payable - Schedule of Common Stock Value of the Debt Converted (Details) [Line Items]
Fair value of debt subject to inducement	1,040,000
Inducement expense	186,160
Fair value of debt and common stock on extinguishment date	1,226,160
Third Inducement [Member]
Notes Payable and Convertible Notes Payable - Schedule of Common Stock Value of the Debt Converted (Details) [Line Items]
Fair value of debt subject to inducement	105,000
Inducement expense	49,438
Fair value of debt and common stock on extinguishment date	$ 154,438